Expense Example, No Redemption {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-15 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Expense Example, No Redemption:
1 Year	$ 718
3 Years	1,019
5 Years	1,341
10 Years	2,252
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Expense Example, No Redemption:
1 Year	523
3 Years	885
5 Years	1,271
10 Years	2,351
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Expense Example, No Redemption:
1 Year	228
3 Years	703
5 Years	1,205
10 Years	2,394
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Expense Example, No Redemption:
1 Year	121
3 Years	378
5 Years	654
10 Years	1,443
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Expense Example, No Redemption:
1 Year	107
3 Years	334
5 Years	579
10 Years	$ 1,283